Cover	Dec. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 18, 2024
Entity Registrant Name	CARLYLE SECURED LENDING III
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01410
Entity Tax Identification Number	86-6498423
Entity Address, Address Line One	One Vanderbilt Avenue,
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	813-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001851277
Amendment Flag	false